Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($) RelatedParty	Dec. 31, 2023 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 49,593,609	$ 43,008,784
Number of Addressees (quantities) | RelatedParty	326	266
Average Amount of Credit Assistance | $	$ 152,128	$ 161,688
Maximum Assistance | $	$ 15,149,406	$ 11,638,702
Natural Persons
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	269	218
Legal Entities
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	57	48